Leases - Summary of Development In Lease Liabilities (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Beginning of period		€ 36,619	€ 17,700	[1]
Additions		64,582	21,240
Accretion of interests		1,617	1,014
Cash out-flow	[2]	(5,990)	(3,870)
Foreign exchange translation (non-cash item)		(4,853)	535
End of period		€ 91,975	€ 36,619

[1]	Beginning balance, December 31, 2019, includes the impact from implementing IFRS 16.
[2]	Total cash outflow, including prepaid leases was €6.0 million and €4.5 million for the years ended December 31, 2020 and 2019, respectively.